INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2015
INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS [Abstract]
INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS

NOTE 18         -         INFORMATION ON GEOGRAPHIC AREAS AND MAJOR CUSTOMERS

A.       Revenues by Geographic Area - as percentage of total revenue

	Year ended December 31,
	2015	2014	2013
USA	44%	45%	77%
Japan	41	40	2
Asia *	11	11	14
Europe *	4	4	7
Total	100%	100%	100%

*	Represents revenues from individual countries of less than 10% each.

The basis of attributing revenues from external customers to geographic area is based on the headquarter location of the customer issuing the purchase order.

B.       Property and equipment, net - by Geographic Area

Long-Lived Assets by Geographic Area - Substantially all of Tower's long-lived assets are located in Israel, substantially all of Jazz's long-lived assets are located in the United States and substantially all of TPSCo's long-lived assets are located in Japan.

	As of December 31
	2015	2014
Israel	$176,764	$145,816
United States	90,748	66,953
Japan	192,021	206,342
Total	$459,533	$419,111

C.       Major Customers - as percentage of net accounts receivable balance

Accounts receivable from significant customers representing 10% or more of the net accounts receivable balance as of December 31, 2015 and 2014, consist of the following customers:

	As of December 31,
	2015	2014
Customer 1	29%	35%
Customer 2	17%	16%

D.       Major Customers - as percentage of total revenue

	Year ended December 31,
	2015	2014	2013
Customer A	40%	38%	--%
Customer B	13	9	7
Customer C	6	7	9
Customer D	--	7	27